UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2014

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.31%

Aerospace & Defense 1.75%

Astronics Corp.*	695,733	$36,046
Hexcel Corp.*	584,628	24,490
Total		60,536

Banks 1.40%

BankUnited, Inc.	344,147	10,290
PrivateBancorp, Inc.	421,648	13,628
SVB Financial Group*	102,515	11,480
Western Alliance Bancorp*	486,480	12,950
Total		48,348

Biotechnology 11.33%

ACADIA Pharmaceuticals, Inc.*	1,268,517	35,138
Agios Pharmaceuticals, Inc.*	664,324	55,823
Alnylam Pharmaceuticals, Inc.*	358,632	33,260
Celldex Therapeutics, Inc.*	1,107,693	18,554
Clovis Oncology, Inc.*	314,648	18,772
Epizyme, Inc.*	617,342	16,378
Exact Sciences Corp.*	685,958	16,511
Foundation Medicine, Inc.*	860,680	22,274
Intercept Pharmaceuticals, Inc.*	86,085	22,243
Puma Biotechnology, Inc.*	132,719	33,259
Receptos, Inc.*	681,571	70,645
Synageva BioPharma Corp.*	432,724	32,775
Ultragenyx Pharmaceutical, Inc.*	332,932	15,651
Total		391,283

Building Products 1.33%

Trex Co., Inc.*	1,065,878	45,833

Capital Markets 3.65%

E*TRADE Financial Corp.*	805,279	17,958
Evercore Partners, Inc. Class A	161,915	8,382
Financial Engines, Inc.	263,583	10,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

Investments	Shares	Fair Value (000)
Capital Markets (continued)

Janus Capital Group, Inc.	2,248,299	$33,702
Stifel Financial Corp.*	695,430	33,040
WisdomTree Investments, Inc.*	1,518,047	22,391
Total		125,982

Chemicals 0.82%

Flotek Industries, Inc.*	1,282,163	28,413

Commercial Services & Supplies 1.10%

US Ecology, Inc.	756,141	38,019

Communications Equipment 3.37%

Arista Networks, Inc.*	231,923	18,844
Aruba Networks, Inc.*	1,507,602	32,534
Infinera Corp.*	2,283,282	33,176
Ruckus Wireless, Inc.*	2,443,925	31,722
Total		116,276

Construction Materials 0.27%

Eagle Materials, Inc.	107,466	9,396

Consumer Finance 1.16%

Springleaf Holdings, Inc.*	1,071,749	40,105

Diversified Consumer Services 2.24%

2U, Inc.*	1,526,441	27,781
LifeLock, Inc.*	2,924,549	49,454
Total		77,235

Diversified Financial Services 0.72%

MarketAxess Holdings, Inc.	385,698	24,935

Electrical Equipment 0.76%

Polypore International, Inc.*	599,495	26,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 3.92%

Cognex Corp.*	771,637	$30,526
FARO Technologies, Inc.*	685,328	38,379
FLIR Systems, Inc.	858,493	28,785
IPG Photonics Corp.*	510,733	37,493
Total		135,183

Energy Equipment & Services 0.50%

Forum Energy Technologies, Inc.*	630,283	17,207

Food & Staples Retailing 1.97%

Diplomat Pharmacy, Inc.*	489,717	10,529
Fresh Market, Inc. (The)*	724,590	26,599
United Natural Foods, Inc.*	451,526	30,713
Total		67,841

Food Products 2.35%

Hain Celestial Group, Inc. (The)*	425,679	46,080
WhiteWave Foods Co. (The) Class A*	941,681	35,059
Total		81,139

Health Care Equipment & Supplies 5.13%

Align Technology, Inc.*	342,714	18,034
DexCom, Inc.*	833,244	37,454
Insulet Corp.*	720,760	31,115
NxStage Medical, Inc.*	326,614	4,951
Spectranetics Corp. (The)*	623,556	19,810
Wright Medical Group, Inc.*	685,215	21,667
ZELTIQ Aesthetics, Inc.*	1,722,058	44,154
Total		177,185

Health Care Providers & Services 3.02%

ExamWorks Group, Inc.*	1,160,000	44,985
LifePoint Hospitals, Inc.*	232,293	16,260
Team Health Holdings, Inc.*	686,629	42,942
Total		104,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

Investments	Shares	Fair Value (000)
Health Care Technology 1.74%

Medidata Solutions, Inc.*	423,063	$19,085
Veeva Systems, Inc. Class A*	1,379,763	41,089
Total		60,174

Hotels, Restaurants & Leisure 3.65%

Chuy’s Holdings, Inc.*(a)	824,699	24,667
Fiesta Restaurant Group, Inc.*	540,537	29,810
Sonic Corp.*	1,623,192	40,921
Zoe’s Kitchen, Inc.*	838,555	30,574
Total		125,972

Household Durables 1.31%

iRobot Corp.*	1,265,131	45,190

Information Technology Services 2.29%

Blackhawk Network Holdings, Inc.*(a)	709,914	24,535
EPAM Systems, Inc.*	901,214	43,024
Luxoft Holding, Inc. (Switzerland)*(b)	285,471	11,416
Total		78,975

Internet & Catalog Retail 2.08%

Coupons.com, Inc.*	1,376,017	19,154
Wayfair, Inc. Class A*(a)	797,515	20,018
zulily, Inc. Class A*	893,991	32,523
Total		71,695

Internet Software & Services 8.33%

Benefitfocus, Inc.*	581,011	16,100
comScore, Inc.*	1,117,531	47,093
CoStar Group, Inc.*	213,295	34,360
Criteo SA ADR*	732,631	22,484
Demandware, Inc.*	590,013	35,371
Gogo, Inc.*	1,727,967	28,702
GrubHub, Inc.*	1,056,365	38,409
MercadoLibre, Inc. (Argentina)(b)	309,764	42,174
Shutterstock, Inc.*	296,358	23,045
Total		287,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 0.94%

Charles River Laboratories International, Inc.*	279,195	$17,634
Fluidigm Corp.*	505,702	14,665
Total		32,299

Machinery 1.84%

Middleby Corp. (The)*	325,695	28,824
Woodward, Inc.	680,153	34,831
Total		63,655

Media 1.54%

Rentrak Corp.*(a)	692,477	53,231

Oil, Gas & Consumable Fuels 1.43%

GasLog Ltd. (Monaco)(b)	1,089,395	22,681
Parsley Energy, Inc. Class A*	1,015,888	17,240
Rice Energy, Inc.*	359,983	9,514
Total		49,435

Pharmaceuticals 2.52%

Akorn, Inc.*	769,839	34,296
Avanir Pharmaceuticals, Inc.*	2,150,393	27,826
Pacira Pharmaceuticals, Inc.*	269,423	25,008
Total		87,130

Professional Services 1.39%

Paylocity Holding Corp.*	710,144	17,398
TriNet Group, Inc.*	1,025,190	30,674
Total		48,072

Road & Rail 1.64%

Genesee & Wyoming, Inc. Class A*	179,231	17,242
Knight Transportation, Inc.	1,341,945	39,265
Total		56,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 5.84%

Ambarella, Inc.*	701,758	$31,081
Cavium, Inc.*	869,873	44,633
Rambus, Inc.*	2,090,678	23,938
SunEdison, Inc.*	1,805,231	35,220
SunPower Corp.*	1,378,445	43,890
Tessera Technologies, Inc.	746,247	22,679
Total		201,441

Software 8.47%

FireEye, Inc.*	727,563	24,730
Fortinet, Inc.*	1,345,054	35,039
Materialise NV ADR*	772,045	8,500
Proofpoint, Inc.*	653,260	28,770
Qualys, Inc.*	1,110,863	35,636
Splunk, Inc.*	408,491	26,993
Synchronoss Technologies, Inc.*	1,039,203	53,696
Tableau Software, Inc. Class A*	352,477	29,111
Ultimate Software Group, Inc. (The)*	292,804	44,070
Zendesk, Inc.*	226,014	5,876
Total		292,421

Specialty Retail 1.69%

Mattress Firm Holding Corp.*	387,412	24,480
Restoration Hardware Holdings, Inc.*	421,189	33,830
Total		58,310

Technology Hardware, Storage & Peripherals 1.37%

Cray, Inc.*	809,608	28,061
Nimble Storage, Inc.*	709,029	19,399
Total		47,460

Textiles, Apparel & Luxury Goods 0.94%

Deckers Outdoor Corp.*	186,867	16,343
Skechers U.S.A., Inc. Class A*	294,754	16,138
Total		32,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.51%

Air Lease Corp.	713,920	$26,122
Rush Enterprises, Inc. Class A*	679,778	25,900
Total		52,022

Total Common Stocks (cost $2,803,337,365)		3,359,641

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.04%

Repurchase Agreement

Repurchase Agreement dated 10/31/2014, Zero Coupon due 11/3/2014 with Fixed Income Clearing Corp. collateralized by $106,265,000 of U.S. Treasury Note 1.625% due 7/31/2019; value: $106,929,156; proceeds: $104,828,703 (cost $104,828,703)	$104,829	104,829

Total Investments in Securities 100.35% (cost $2,908,166,068)		3,464,470

Liabilities in Excess of Other Assets (0.35)%		(11,947)

Net Assets 100.00%		$3,452,523

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Affiliated issuers (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2014

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,359,641	$—	$—	$3,359,641
Repurchase Agreement	—	104,829	—	104,829
Total	$3,359,641	$104,829	$—	$3,464,470

(1)	Refer to Note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended October 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions

Notes to Schedule of Investments (unaudited)(concluded)

about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of October 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,941,558,196
Gross unrealized gain	567,036,787
Gross unrealized loss	(44,125,359)
Net unrealized security gain	$522,911,428

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2014:

Affiliated Issuer	Balance of Shares Held at 7/31/2014	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2014	Value at 10/31/2014		Net Realized Gain 8/1/2014 to 10/31/2014(a)	Dividend Income 8/1/2014 to 10/31/2014(a)
Blackhawk Network Holdings, Inc.(b)	—	709,914	—	709,914	$24,534,628		$—	$—
Chuy’s Holdings, Inc.(b)	624,351	200,348	—	824,699	24,666,747		—	—
Rentrak Corp.(b)	570,210	122,267	—	692,477	53,230,707		—	—
Wayfair, Inc. Class A(b)	—	797,515	—	797,515	20,017,627		—	—
ZELTIQ Aesthetics, Inc.	1,967,186	93,232	(338,360)	1,722,058	—	(c)	500,575	—
Total					$122,449,709		$500,575	$—

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2014
(c)	No longer an affiliated issuer as of October 31, 2014.

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: December 18, 2014

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: December 18, 2014

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: December 18, 2014

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: December 18, 2014